Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
22. Accumulated Other Comprehensive Income (Loss)

(In thousands)	Pre-tax	Tax	After-tax
Net unrealized security gains:
Balance at December 31, 2009			$5
Unrealized holding gains on securities arising during the period	$876	$344	532
Less: Reclassification adjustment for gains included in net income	171	57	114
Net unrealized gains on securities arising during the period	705	287	418
Balance at December 31, 2010			423
Unrealized holding gains on securities arising during the period	1,631	627	1,004
Less: Reclassification adjustment for gains included in net income	421	141	280
Net unrealized gains on securities arising during the period	1,210	486	724
Balance at December 31, 2011			$1,147
Net unrealized losses on cash flow hedges:
Balance at December 31, 2009			$(466)
Unrealized holding gains on cash flow hedges arising during the period	$278	$112	166
Balance at December 31, 2010			(300)
Unrealized holding gains on cash flow hedges arising during the period	456	182	274
Balance at December 31, 2011			(26)
Total Accumulated Other Comprehensive Income at December 31, 2011			$1,121